Commitments and Contingencies - Schedule of Group's Future Minimum Commitments Under Non-cancelable Agreements (Detail) ¥ in Thousands	Dec. 31, 2025 CNY (¥)
Future minimum commitments [Line Items]
Purchase commitments	¥ 84,994
Capital commitments	3,921
Total	88,915
Less than one year [Member]
Future minimum commitments [Line Items]
Purchase commitments	83,746
Capital commitments	3,921
Total	87,667
One to three years [Member]
Future minimum commitments [Line Items]
Purchase commitments	1,248
Total	¥ 1,248